REVENUE RECOGNITION - Contract Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 31,682	$ 32,132	$ 35,922
Contract assets, current	15,818	18,355	7,037
Contract assets, non-current	3,620	5,579	4,218
Contract liabilities (deferred revenue), current	21,231	17,360	21,350
Contract liabilities (deferred revenue), non-current	$ 753	$ 957	$ 1,775